Portfolio of Investments (unaudited)
As of July 31, 2026
Aberdeen Intermediate Income Fund

Principal Amount		Value
CORPORATE BONDS—52.8%
AUSTRALIA—1.0%
Glencore Funding LLC, 3.88%, 10/27/2027(a)(b)	$1,887,000	$1,868,300
NBN Co. Ltd., 5.75%, 10/06/2028(a)(b)	1,181,000	1,205,762
Total Australia		3,074,062
CANADA—2.2%
Brookfield Finance, Inc., 2.72%, 04/15/2031(b)	2,844,000	2,561,902
Element Fleet Management Corp., 5.64%, 03/13/2027(a)(b)	653,000	656,602
Enbridge, Inc., 3.13%, 11/15/2029(b)	1,506,000	1,429,187
Rogers Communications, Inc., 3.20%, 03/15/2027(b)	1,739,000	1,725,612
Total Canada		6,373,303
CHILE—0.1%
Enel Americas SA, 4.00%, 10/25/2026(b)	252,000	251,397
FRANCE—0.9%
BNP Paribas SA, (fixed rate to 01/20/2027, variable rate thereafter), 2.59%, 01/20/2028(a)(b)	1,723,000	1,706,221
BPCE SA, (fixed rate to 05/28/2035, variable rate thereafter), 6.03%, 05/28/2036(a)(b)	1,000,000	1,003,218
Total France		2,709,439
GERMANY—0.6%
Bayer U.S. Finance LLC, 5.13%, 07/20/2031(a)(b)	1,088,000	1,078,600
Deutsche Bank AG
(fixed rate to 11/16/2026, variable rate thereafter), 2.31%, 11/16/2027(b)	457,000	453,897
(fixed rate to 01/18/2028, variable rate thereafter), 6.72%, 01/18/2029(b)	150,000	153,962
Total Germany		1,686,459
HONG KONG—0.2%
AIA Group Ltd., 3.38%, 04/07/2030(a)(b)	563,000	538,861
IRELAND—1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032(b)	332,000	300,361
AIB Group PLC, (fixed rate to 09/13/2028, variable rate thereafter), 6.61%, 09/13/2029(a)(b)	352,000	364,233
Avolon Holdings Funding Ltd.
3.25%, 02/15/2027(a)(b)	583,000	578,926
2.53%, 11/18/2027(a)(b)	382,000	371,162
2.75%, 02/21/2028(a)(b)	2,336,000	2,262,124
SMBC Aviation Capital Finance DAC, 5.30%, 04/03/2029(a)(b)	789,000	794,731
Total Ireland		4,671,537
ITALY—0.4%
Eni SpA, 4.25%, 05/09/2029(a)(b)	1,252,000	1,235,119
JAPAN—0.7%
Mizuho Financial Group, Inc., VRN, (fixed rate to 05/27/2033, variable rate thereafter), 5.75%, 05/27/2034(b)	2,000,000	2,039,781
MEXICO—0.5%
Cemex SAB de CV, 5.75%, 06/05/2036(b)	1,500,000	1,464,900
Principal Amount		Value

NETHERLANDS—0.6%
JDE Peet's NV, 1.38%, 01/15/2027(a)(b)	$1,931,000	$1,901,803
QATAR—0.5%
QatarEnergy, 2.25%, 07/12/2031(a)(b)	1,635,000	1,436,487
SOUTH AFRICA—0.7%
Anglo American Capital PLC
4.75%, 04/10/2027(a)	1,120,000	1,122,165
2.88%, 03/17/2031(a)(b)	870,000	790,051
Total South Africa		1,912,216
SWITZERLAND—0.8%
UBS Group AG, 4.25%, 03/23/2028(a)(b)	2,449,000	2,433,015
UNITED KINGDOM—2.0%
Barclays PLC, VRN, (fixed rate to 11/24/2026, variable rate thereafter), 2.28%, 11/24/2027(b)	1,435,000	1,425,195
BAT Capital Corp., 5.35%, 08/15/2032(b)	2,000,000	2,023,197
Flutter Treasury DAC, 5.88%, 06/04/2031(a)(b)	1,083,000	1,066,892
Swiss RE Subordinated Finance PLC, (fixed rate to 01/05/2034, variable rate thereafter), 5.70%, 04/05/2035(a)(b)	1,400,000	1,388,791
Total United Kingdom		5,904,075
UNITED STATES—40.0%
AGCO Corp., 5.80%, 03/21/2034(b)	529,000	531,362
Allegion U.S. Holding Co., Inc., 5.60%, 05/29/2034(b)	1,713,000	1,721,249
Antero Resources Corp., 5.40%, 02/01/2036(b)	1,500,000	1,443,254
Arthur J Gallagher & Co., 6.50%, 02/15/2034(b)	1,626,000	1,722,329
Bank of America Corp., (fixed rate to 04/23/2036, variable rate thereafter), 5.49%, 04/23/2037(b)	1,500,000	1,461,356
Booking Holdings, Inc., 3.55%, 03/15/2028(b)	2,737,000	2,694,242
Brazos Securitization LLC, Series A-1, 5.01%, 03/01/2034(a)(c)(d)	528,926	528,605
Brixmor Operating Partnership LP, 4.05%, 07/01/2030(b)	2,349,000	2,267,308
Broadcom, Inc., 4.55%, 02/15/2032(b)	1,671,000	1,610,558
Capital One Financial Corp., (fixed rate to 10/30/2030, variable rate thereafter), 7.62%, 10/30/2031(b)	1,677,000	1,823,693
CBRE Services, Inc., 5.50%, 06/15/2035(b)	1,500,000	1,486,402
Charles Schwab Corp.
5.88%, 08/24/2026(b)	425,000	425,138
(fixed rate to 05/19/2028, variable rate thereafter), 5.64%, 05/19/2029(b)	1,535,000	1,561,148
CNH Industrial NV, 3.85%, 11/15/2027(b)	3,066,000	3,032,955
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/2032(a)(b)	1,500,000	1,464,456
Conservation Fund A Nonprofit Corp., Series 2019, 3.47%, 12/15/2029(b)(c)	563,000	531,821
Corebridge Financial, Inc., 3.85%, 04/05/2029(b)	2,500,000	2,433,702
Cox Communications, Inc., 5.45%, 09/15/2028(a)(b)	1,559,000	1,568,307
Crown Castle, Inc., 2.25%, 01/15/2031(b)	1,000,000	881,019
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Intermediate Income Fund

Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Dick's Sporting Goods, Inc., 3.15%, 01/15/2032(b)	$2,631,000	$2,379,033
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/2037(d)	1,728,288	1,672,431
Elevance Health, Inc., 4.95%, 11/01/2031(b)	1,905,000	1,893,939
First Citizens BancShares, Inc., (fixed rate to 03/12/2030, variable rate thereafter), 5.23%, 03/12/2031(b)	633,000	625,778
Ford Motor Credit Co. LLC, 5.80%, 03/05/2027(b)	958,000	962,882
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/2031(b)	3,055,000	2,861,405
Goldman Sachs Group, Inc., VRN, (fixed rate to 02/02/2036, variable rate thereafter), 5.39%, 02/02/2041(b)	1,200,000	1,136,700
GXO Logistics, Inc., 6.25%, 05/06/2029(b)	625,000	643,135
Haleon U.S. Capital LLC, 3.38%, 03/24/2029(b)	860,000	831,829
Howard University, (Assured Guaranty Inc), Series 2020, 2.76%, 10/01/2027(c)	1,250,000	1,222,981
Howmet Aerospace, Inc., 4.55%, 11/15/2032(b)	831,000	805,768
Humana, Inc.
3.70%, 03/23/2029(b)	867,000	840,931
5.88%, 03/01/2033(b)	882,000	896,899
Huntington Bancshares, Inc., (fixed rate to 08/21/2028, variable rate thereafter), 6.21%, 08/21/2029(b)	1,142,000	1,171,744
Hyundai Capital America, 1.65%, 09/17/2026(a)(b)	1,000,000	996,547
IQVIA, Inc.
5.70%, 05/15/2028(b)	472,000	476,925
6.25%, 02/01/2029(b)	353,000	362,494
ITC Holdings Corp., 2.95%, 05/14/2030(a)(b)	3,000,000	2,780,317
Jackson Financial, Inc., 6.15%, 01/15/2037(b)	1,200,000	1,173,050
JPMorgan Chase & Co.
(fixed rate to 01/23/2027, variable rate thereafter), 5.04%, 01/23/2028(b)	357,000	357,799
(fixed rate to 04/22/2031, variable rate thereafter), 2.58%, 04/22/2032(b)	2,250,000	2,009,820
VRN, (fixed rate to 07/23/2036, variable rate thereafter), 5.80%, 07/23/2041(b)	1,860,000	1,841,211
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030(a)(b)	3,000,000	2,665,456
LKQ Corp., 5.75%, 06/15/2028(b)	862,000	872,195
Low Income Investment Fund, Series 2019, 3.71%, 07/01/2029(b)(c)(d)	1,905,000	1,827,307
LPL Holdings, Inc., 6.75%, 11/17/2028(b)	1,437,000	1,490,241
Marriott International, Inc.
Series HH, 2.85%, 04/15/2031(b)	802,000	730,044
Series II, 2.75%, 10/15/2033(b)	1,750,000	1,494,692
Mars, Inc., 5.20%, 03/01/2035(a)(b)	1,666,000	1,643,052
Molex Electronic Technologies LLC, 5.25%, 04/30/2032(a)(b)	1,392,000	1,391,680
Morgan Stanley, (fixed rate to 07/17/2036, variable rate thereafter), 5.61%, 07/17/2037(b)	1,400,000	1,391,578
	Principal Amount	Value

MPLX LP, 4.00%, 03/15/2028(b)	$1,395,000	$1,379,718
New York Life Insurance Co., 5.88%, 05/15/2033(a)	1,400,000	1,432,225
NNN REIT, Inc., 5.60%, 10/15/2033(b)	675,000	681,980
NVIDIA Corp., 4.95%, 06/15/2036(b)	1,800,000	1,722,274
Occidental Petroleum Corp., 5.55%, 10/01/2034(b)	375,000	376,022
Oracle Corp., 5.88%, 09/26/2045(b)	2,400,000	1,969,272
Pacific Gas & Electric Co.
2.10%, 08/01/2027(b)	952,000	928,313
6.10%, 01/15/2029(b)	326,000	334,523
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027(a)(b)	648,000	650,008
5.35%, 03/30/2029(a)(b)	911,000	918,988
Philip Morris International, Inc., 5.75%, 11/17/2032(b)	1,773,000	1,834,649
Pilgrim's Pride Corp., 3.50%, 03/01/2032(b)	1,600,000	1,439,870
Pioneer Natural Resources Co., 1.90%, 08/15/2030(b)	1,750,000	1,561,518
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/2030(b)	1,510,000	1,441,020
PSEG Power LLC, 5.20%, 05/15/2030(a)(b)	314,000	314,848
Realty Income Corp., 3.40%, 01/15/2028(b)	2,875,000	2,826,228
Regal Rexnord Corp., 6.05%, 04/15/2028(b)	1,533,000	1,561,681
Regency Centers LP, 3.70%, 06/15/2030(b)	3,000,000	2,872,822
Rentokil Terminix Funding LLC, 5.63%, 04/28/2035(a)(b)	1,668,000	1,645,159
Ross Stores, Inc., 4.80%, 04/15/2030(b)	2,358,000	2,344,785
Sammons Financial Group, Inc., 4.75%, 04/08/2032(a)(b)	2,000,000	1,907,986
Southern California Edison Co., 6.65%, 04/01/2029	816,000	845,057
Space Exploration Technologies Corp., 5.35%, 07/15/2031(a)(b)	1,500,000	1,459,994
Stellantis Finance U.S., Inc.
1.71%, 01/29/2027(a)(b)	762,000	750,427
2.69%, 09/15/2031(a)(b)	532,000	449,285
Targa Resources Corp.
4.20%, 02/01/2033(b)	357,000	333,094
6.13%, 03/15/2033(b)	577,000	599,226
Time Warner Cable LLC, 6.75%, 06/15/2039	1,500,000	1,413,541
T-Mobile USA, Inc., 3.88%, 04/15/2030(b)	2,500,000	2,401,039
Toledo Hospital, 5.75%, 11/15/2038(b)	1,250,000	1,229,517
Toll Road Investors Partnership II LP
(National Public Finance Guaran), Series 1999B, 0.00%, 02/15/2027(a)(c)(e)	1,525,000	1,472,377
(National Public Finance Guaran), Series 1999B, 0.00%, 02/15/2029(a)(c)(e)	1,392,000	1,170,333
(National Public Finance Guaran), Series 1999B, 0.00%, 02/15/2031(a)(c)(e)	480,000	348,401
Truist Financial Corp., (fixed rate to 01/24/2029, variable rate thereafter), 5.44%, 01/24/2030(b)	789,000	798,012
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046(b)	2,000,000	1,629,154
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Intermediate Income Fund

Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028(b)	$1,760,000	$1,757,536
Total United States		117,439,649
Total Corporate Bonds		155,072,103
U.S. TREASURIES—22.0%
U.S. Treasury Notes
3.75%, 08/15/2027	11,885,000	11,831,703
0.38%, 09/30/2027	5,672,000	5,429,611
3.38%, 12/31/2027	9,301,000	9,191,277
3.63%, 08/31/2029	4,200,000	4,113,703
4.38%, 12/31/2029	4,100,000	4,100,801
1.50%, 02/15/2030	5,043,500	4,573,824
4.63%, 04/30/2031	14,626,000	14,749,978
4.13%, 11/15/2032	9,400,000	9,197,313
4.38%, 05/15/2036	1,500,000	1,460,625
Total U.S. Treasuries		64,648,835
AGENCY MORTGAGE-BACKED SECURITIES—9.6%
UNITED STATES—9.6%
Federal Home Loan Mortgage Corp., MBS, 6.00%, 08/01/2034	1,423	1,441
Federal Home Loan Mortgage Corp. REMICS
CMO, Series 5085, Class IK, 2.50%, 03/25/2051(f)	837,421	133,222
CMO, FRN, 30 day USD SOFR Average + 2.000%, Series 5359, Class FA, 5.62%, 11/25/2053(g)	1,432,393	1,465,907
CMO, FRN, 30 day USD SOFR Average + 2.230%, Series 5367, Class MF, 5.85%, 12/25/2053(g)	416,918	417,466
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 5481, Class FC, 5.12%, 12/25/2054(g)	1,590,112	1,615,141
CMO, FRN, 30 day USD SOFR Average + 0.950%, Series 5501, Class FE, 4.57%, 02/25/2055(g)	1,129,972	1,137,227
Federal National Mortgage Association, UMBS, 6.50%, 11/01/2031	139,886	144,214
Federal National Mortgage Association REMICS
CMO, Series 2021-1, Class IH, 2.50%, 02/25/2051(f)	273,803	37,075
CMO, FRN, 30 day USD SOFR Average + 1.350%, Series 2024-82, Class BF, 4.97%, 11/25/2054(g)	1,318,758	1,333,014
CMO, FRN, 30 day USD SOFR Average + 1.400%, Series 2024-88, Class FC, 5.02%, 12/25/2054(g)	302,844	306,620
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 2024-90, Class FA, 5.12%, 12/25/2054(g)	1,331,142	1,344,134
CMO, FRN, 30 day USD SOFR Average + 1.300%, Series 2024-103, Class FE, 4.92%, 01/25/2055(g)	1,112,565	1,123,045
Government National Mortgage Association
MBS, 6.00%, 06/15/2033	40,303	40,591
MBS, 6.00%, 10/15/2036	36,376	38,318
	Principal Amount	Value

Government National Mortgage Association REMICS
CMO, FRN, 30 day USD SOFR Average + 0.820%, Series 2022-34, Class FD, 3.00%, 02/20/2052(b)(g)	$1,707,533	$1,483,076
CMO, FRN, 30 day USD SOFR Average + 1.250%, Series 2023-113, Class FN, 4.87%, 08/20/2053(b)(g)	1,304,751	1,313,471
CMO, FRN, 30 day USD SOFR Average + 1.400%, Series 2023-135, Class FG, 5.02%, 09/20/2053(b)(g)	1,228,476	1,247,405
CMO, FRN, 30 day USD SOFR Average + 1.300%, Series 2023-149, Class YF, 4.92%, 10/20/2053(b)(g)	1,200,675	1,215,996
CMO, FRN, 30 day USD SOFR Average + 1.350%, Series 2023-146, Class FD, 4.97%, 10/20/2053(b)(g)	1,283,501	1,301,642
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2023-183, Class FM, 4.82%, 12/20/2053(b)(g)	1,278,560	1,287,738
CMO, FRN, 30 day USD SOFR Average + 1.050%, Series 2024-19, Class JF, 4.67%, 02/20/2054(b)(g)	1,206,951	1,214,122
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2024-44, Class FG, 4.82%, 03/20/2054(b)(g)	1,086,317	1,094,038
CMO, FRN, 30 day USD SOFR Average + 1.000%, Series 2024-71, Class FE, 4.62%, 04/20/2054(b)(g)	1,409,769	1,414,098
CMO, FRN, 30 day USD SOFR Average + 1.100%, Series 2024-181, Class FP, 4.72%, 11/20/2054(b)(g)	1,472,084	1,479,067
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 2025-80, Class FB, 5.12%, 05/20/2055(b)(g)	1,352,475	1,372,639
CMO, FRN, 30 day USD SOFR Average + 11.575%, Series 2025-98, Class SW, 6.14%, 06/20/2055(b)(g)	462,248	444,537
CMO, FRN, 30 day USD SOFR Average + 11.650%, Series 2025-97, Class SC, 6.22%, 06/20/2055(b)(g)	264,901	252,076
CMO, FRN, 30 day USD SOFR Average + 5.350%, Series 2025-115, Class GS, 1.73%, 07/20/2055(b)(f)(g)	505,975	22,715
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2024-48, Class FA, 4.82%, 03/20/2064(b)(g)	816,546	822,442
CMO, FRN, 30 day USD SOFR Average + 0.500%, Series 2026-H12, Class FA, 4.12%, 08/20/2067(b)(g)	1,022,866	1,020,574
CMO, FRN, 1 yr. USD Term SOFR + 0.865%, Series 2018-H06, Class KF, 4.30%, 04/20/2068(b)(g)	759,779	760,093
CMO, FRN, 1 mo. USD SOFR + 0.614%, Series 2019-H02, Class FD, 4.24%, 11/20/2068(b)(g)	65,918	65,896
CMO, FRN, 1 mo. USD SOFR + 0.614%, Series 2019-H14, Class FB, 4.24%, 08/20/2069(b)(g)	344,144	343,740
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Intermediate Income Fund

Principal Amount		Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
Government National Mortgage Association REMICS (continued)
CMO, FRN, 30 day USD SOFR Average + 0.400%, Series 2022-H01, Class FB, 4.02%, 12/20/2071(b)(g)	$279,746	$278,535
CMO, FRN, 30 day USD SOFR Average + 0.650%, Series 2024-H18, Class FA, 4.27%, 08/20/2074(b)(g)	571,007	572,142
CMO, FRN, 30 day USD SOFR Average + 0.000%, Series 2025-H05, Class BF, 3.62%, 11/20/2074(b)(g)	239,659	237,715
Total United States		28,381,172
Total Agency Mortgage-Backed Securities		28,381,172
MUNICIPAL BONDS—3.8%
CALIFORNIA—0.7%
Golden State Tobacco Securitization Corp., (ST APPROP), Series B, 3.00%, 06/01/2046(d)	405,000	371,474
University of CaliforniaSeries BG, 1.61%, 05/15/2030	2,010,000	1,805,486
Total California		2,176,960
MASSACHUSETTS—0.6%
Massachusetts Educational Financing AuthoritySeries A, 6.07%, 07/01/2033(d)	1,650,000	1,697,415
MICHIGAN—0.7%
Michigan Finance AuthoritySeries T, 3.08%, 12/01/2034(d)	2,500,000	2,229,925
NEW YORK—1.0%
Syracuse Industrial Development AgencySeries B, 5.00%, 01/01/2036(a)	3,635,000	2,872,532
TEXAS—0.8%
Gainesville Hospital DistrictSeries A, 5.71%, 08/15/2033(d)	2,330,000	2,337,593
Total Municipal Bonds		11,314,425
ASSET-BACKED SECURITIES—3.3%
CAYMAN ISLANDS—1.3%
Barings CLO Ltd., FRN, 3 mo. USD SOFR + 1.630%, Series 2021-3A, Class B1R, 5.36%, 01/18/2035(a)(b)(c)(g)	600,000	600,360
Palmer Square Loan Funding Ltd.
FRN, 3 mo. USD SOFR + 0.800%, Series 2025-1A, Class A1, 4.45%, 02/15/2033(a)(b)(c)(g)	443,993	443,627
FRN, 3 mo. USD SOFR + 1.200%, Series 2025-1A, Class A2, 4.85%, 02/15/2033(a)(b)(c)(g)	900,000	896,848
FRN, 3 mo. USD SOFR + 1.400%, Series 2025-2A, Class A2, 5.15%, 07/15/2033(a)(b)(c)(g)	1,100,000	1,100,000
Shackleton CLO Ltd., FRN, 3 mo. USD SOFR + 1.550%, Series 2019-14A, Class BRR, 5.28%, 07/20/2034(a)(b)(c)(g)	880,478	880,934
Total Cayman Islands		3,921,769
Principal Amount		Value

JERSEY—0.3%
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., FRN, 3 mo. USD SOFR + 1.700%, Series 2023-53A, Class BR, 5.48%, 10/24/2037(a)(b)(c)(g)	$758,092	$760,052
UNITED STATES—1.7%
Affirm Asset Securitization Trust, Series 2026-X1, Class A, 4.27%, 04/15/2031(a)(b)	384,197	384,126
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16%, 07/12/2029(a)(b)	862,793	861,934
ARI Fleet Lease Trust
Series 2023-B, Class A2, 6.05%, 07/15/2032(a)(b)	26,715	26,784
Series 2025-A, Class A2, 4.38%, 01/17/2034(a)(b)	189,066	189,182
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35%, 06/15/2028(b)	318,013	318,130
Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, 05/15/2039(a)	252,311	254,599
CarMax Select Receivables Trust, Series 2026-B, Class A2, 4.35%, 04/16/2029(b)	226,000	225,935
Exeter Automobile Receivables Trust, Series 2026-2A, Class A2, 4.31%, 11/15/2028(b)	810,395	810,520
GLS Auto Receivables Issuer Trust, Series 2026-1A, Class A2, 4.04%, 11/15/2028(a)(b)	450,023	449,640
GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A2, 4.52%, 10/15/2027(a)(b)	276,710	277,088
PFS Financing Corp., FRN, 30 day USD SOFR Average + 0.650%, Series 2025-A, Class A, 4.28%, 01/15/2029(a)(b)(g)	721,000	721,511
RCKT Trust, Series 2025-1A, Class A, 4.90%, 07/25/2034(a)(b)(c)	52,138	52,199
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04%, 03/15/2029(b)	416,514	416,168
Total United States		4,987,816
Total Asset-Backed Securities		9,669,637
RESIDENTIAL MORTGAGE-BACKED SECURITIES—2.8%
UNITED STATES—2.8%
Angel Oak Mortgage Trust, CMO, Series 2024-10, Class A1, 5.35%, 10/25/2069(a)(b)(g)	1,045,820	1,042,346
Morgan Stanley Residential Mortgage Loan Trust
CMO, FRN, 30 day USD SOFR Average + 1.150%, Series 2026-INV1, Class A9, 4.77%, 02/25/2061(a)(b)(g)	386,535	383,612
CMO, Series 2024-NQM3, Class A1, 5.04%, 07/25/2069(a)(b)(g)	308,277	307,203
CMO, Series 2025-NQM3, Class A1, 5.53%, 05/25/2070(a)(b)(g)	359,728	358,684
New Residential Mortgage Loan Trust
CMO, Series 2026-NQM2, Class A1, 4.74%, 12/25/2065(a)(b)(g)	725,693	712,751
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Intermediate Income Fund

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
New Residential Mortgage Loan Trust (continued)
CMO, Series 2026-NQM3, Class A1, 4.83%, 02/25/2066(a)(b)(g)	$1,468,034	$1,445,436
OBX Trust
CMO, Series 2024-NQM1, Class A1, 5.93%, 11/25/2063(a)(b)(g)	169,214	169,628
CMO, Series 2024-NQM1, Class A2, 6.25%, 11/25/2063(a)(b)(g)	51,225	51,243
CMO, Series 2024-NQM2, Class A1, 5.88%, 12/25/2063(a)(b)(g)	737,370	737,439
CMO, Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(a)(b)(g)	222,283	222,202
PMT Loan Trust
CMO, FRN, 30 day USD SOFR Average + 1.350%, Series 2025-INV10, Class A36, 4.97%, 10/01/2056(a)(b)(g)	462,244	462,349
CMO, FRN, 30 day USD SOFR Average + 1.150%, Series 2026-INV2, Class A35, 4.77%, 01/25/2057(a)(b)(g)	1,465,226	1,453,883
Provident Funding Mortgage Trust, CMO, Series 2024-1, Class A3, 5.50%, 12/25/2054(a)(b)(g)	312,105	310,925
Verus Securitization Trust
CMO, Series 2024-1, Class A1, 5.71%, 01/25/2069(a)(b)(g)	363,219	364,001
CMO, Series 2024-1, Class A2, 5.92%, 01/25/2069(a)(b)(g)	101,596	101,629
Total United States		8,123,331
Total Residential Mortgage-Backed Securities		8,123,331
COMMERCIAL MORTGAGE-BACKED SECURITIES—2.7%
CAYMAN ISLANDS—0.8%
ACREC Ltd., FRN, 1 mo. USD SOFR + 1.614%, Series 2021-FL1, Class AS, 5.29%, 10/16/2036(a)(b)(c)(g)	276,370	275,889
AREIT Trust, FRN, 30 day USD SOFR Average + 1.650%, Series 2022-CRE6, Class AS, 5.27%, 01/20/2037(a)(b)(c)(g)	1,522,500	1,520,346
PFP Ltd., FRN, 1 mo. USD SOFR + 1.832%, Series 2024-11, Class A, 5.50%, 09/17/2039(a)(b)(g)	375,038	375,196
Total Cayman Islands		2,171,431
UNITED STATES—1.9%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class XA, 0.99%, 11/15/2054(f)(g)	10,158,806	314,985
BDS LLC
FRN, 1 mo. USD SOFR + 1.576%, Series 2024-FL13, Class A, 5.25%, 09/19/2039(a)(b)(g)	278,399	278,572
FRN, 1 mo. USD SOFR + 1.850%, Series 2025-FL16, Class B, 5.52%, 06/19/2043(a)(b)(g)	429,727	426,072
Principal Amount		Value

BX Trust, FRN, 1 mo. USD SOFR + 1.400%, Series 2026-CLS, Class A, 5.08%, 05/15/2043(a)(g)	$599,000	$600,124
BXMT Ltd., FRN, 1 mo. USD SOFR + 1.664%, Series 2021-FL4, Class AS, 5.34%, 05/15/2038(a)(b)(c)(g)	2,000,000	1,951,233
COMM Mortgage Trust
Series 2024-CBM, Class A2, 5.87%, 12/10/2041(a)(g)	214,765	215,967
Series 2017-COR2, Class A3, 3.51%, 09/10/2050(b)	1,676,352	1,655,535
EQT Trust, Series 2024-EXTR, Class B, 5.65%, 07/05/2041(a)(g)	236,027	236,553
Total United States		5,679,041
Total Commercial Mortgage-Backed Securities		7,850,472
GOVERNMENT BONDS—1.0%
KUWAIT—0.5%
Kuwait International Government Bonds, 4.65%, 10/09/2035(a)	1,500,000	1,407,655
UNITED ARAB EMIRATES—0.5%
Abu Dhabi Government International Bonds, 4.75%, 09/22/2036(a)	1,500,000	1,432,641
Total Government Bonds		2,840,296
U.S. AGENCIES—0.4%
UNITED STATES—0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K522, Class X1, 0.41%, 05/25/2029(b)(f)(g)	6,499,965	70,640
Series K528, Class X1, 0.82%, 07/25/2029(b)(f)(g)	4,920,901	110,392
Series K538, Class X1, 0.57%, 01/25/2030(b)(f)(g)	1,497,580	26,954
Series K755, Class XAM, 0.36%, 02/25/2031(b)(f)(g)	6,786,456	121,321
Series K-157, Class XAM, 0.27%, 05/25/2033(b)(f)(g)	6,200,000	116,894
Series K-161, Class XAM, 0.18%, 10/25/2033(b)(f)(g)	11,614,030	163,532
Series K-165, Class XAM, 0.91%, 09/25/2034(b)(f)(g)	1,558,346	99,178
Series K-169, Class XAM, 0.25%, 01/25/2035(b)(f)(g)	7,378,905	154,948
Series K-171, Class XAM, 0.10%, 07/25/2035(b)(f)(g)	23,608,032	292,690
Total United States		1,156,549
Total U.S. Agencies		1,156,549
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2026
Aberdeen Intermediate Income Fund

Shares		Value
SHORT-TERM INVESTMENT—0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(h)	2,620,287	$2,620,287
Total Short-Term Investment		2,620,287
Total Investments (Cost $298,752,306)—99.3%		291,677,107
Other Assets in Excess of Liabilities—0.7%		2,089,466
Net Assets—100.0%		$293,766,573

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Illiquid security.
(d)	Sinkable security.
(e)	Zero coupon bond.
(f)	Interest only security for which the fund receives interest on notional principal.
(g)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2026.
(h)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

AG	Assured Guaranty Inc.
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
USD	U.S. Dollar
VRN	Variable Rate Note

As of July 31, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Ultra United States Treasury Bond—10 Year	26	9/21/2026	$2,882,385	$2,852,281	$(30,104)
United States Treasury Note 6%—10 Year	153	9/21/2026	16,672,506	16,524,000	(148,506)
United States Treasury Note 6%—2 Year	150	9/30/2026	30,858,026	30,841,407	(16,619)
					$(195,229)
Short Contract Positions
Ultra United States Treasury Bond	(10)	9/21/2026	$(1,121,546)	$(1,096,875)	$24,671
United States Long Bond	(36)	9/21/2026	(3,998,848)	(3,899,250)	99,598
					$124,269
					$(70,960)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Inc. ("Aberdeen" or the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.

7

Notes to Portfolio of Investments  (concluded)
July 31, 2026 (unaudited)

The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

8